Income Taxes Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
A summary of the components giving rise to the income tax expense (benefit) for the years ended December 31, 2013 and 2012 is as follows:

	2013	2012
Current income tax expense:
Federal	$-	$-
State	-	-
Foreign	-	-
	$-	$-

Deferred income tax provision (benefit):
Federal	$(3,003,000)	$(2,905,000)
State	(583,000)	(564,000)
Foreign	149,000	(51,000)
Total deferred tax	(3,438,000)	(3, 520,000)
Less increase in allowance	3,438,000	3,520,000
Net deferred tax	$-	$-

Total income tax expense (recovery)	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Individual components giving rise to the deferred tax asset are as follows:
	2013	2012
Future tax benefit arising from net operating loss carry forwards	$24,453,000	$21,100,000
Future tax benefit arising from available tax credits	1,373,000	1,373,000
Future tax benefit arising from options/warrants issued for Services	1,292,000	1,210,000
Other	214,000	222,000
Total future tax benefit	27,332,000	23,905,000
Less valuation allowance	(27,332,000)	(23,905,000)
Net deferred tax	$-	$-

Schedule Of Components Of Pre Tax Net Loss [Table Text Block]	The components of pretax loss are as follows:
	2013	2012
United States	$(11,959,188)	$(8,553,281)
Foreign	(3,850)	-
	$(11,963,068)	$(8,553,281)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation of the United States statutory federal income rate and the effective income tax rate in the accompanying Consolidated Statements of Operations for the years ended December 31, 2013 and 2012 is as follows:

	2013	2012
Statutory U.S. federal income tax rate	(34.0)%	(34.0)%
Prior period adjustments	0.00%	0.00%
State taxes, net	(4.9)%	(6.6)%
Foreign currency fluctuation	1.3%	(0.6)%
U.S. tax credits	0.0%	0.0%
Revaluation of Derivatives	(5.6)%	(0.1)%
Debt Discount Amortization	14.5%	0.1%
Change in valuation allowance	28.7%	41.1%
Effective income tax rate	0.0%	0.00%